UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       NorthStar Capital Funds, LLC

Address:    599 Lexington Avenue
            17th floor,
            New York, New York 10022

13F File Number: 28-11181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Ronald C. Wiener
Title:  Managing Member
Phone:  (212) 527-8340


Signature, Place and Date of Signing:

/s/ Ronald C. Wiener                New York, NY            May 11, 2005

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            NONE

Form 13F Information Table Entry Total:        19

Form 13F Information Table Value Total:       $72,392
                                              (thousands)


List of Other Included Managers:

NONE




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

                        FORM 13F INFORMATION TABLE



                                                                                       Item 6:
                            Item 2:          Item 4:                         Investment Discretion   Item 7:       Item 8:
Item 1:                     Title  Item 3:  Fair          Item 5:               b) Shared            Mgrs     Voting Authority
                            of     Cusip    Mkt USD Shares or SHRS/PRN (a)Sole As Defined (c)Shared- See    (a)Sole (b)Shared(c)None
Name of Issuer              Class  Number   (x$1000)Prin Amt  Put/Call         in Instr.V  Other     Inst.V
AMERICREDIT CORP             COM   03060R101    938    40,000  SHRS        SOLE                       NONE    40,000
BEST BUY INC                 COM   086516101  5,363   150,000  PUT         SOLE                       NONE   150,000
CRYPTOLOGIC INC              COM   228906103  5,322   171,800  SHRS        SOLE                       NONE   171,800
CYBERONICS INC               COM   23251P102  5,521   125,000  SHRS        SOLE                       NONE   125,000
DSP GROUP INC                COM   23332B106  1,030    40,000  SHRS        SOLE                       NONE    40,000
EYETECH PHARMACEUTICALS INC  COM   302297106  5,500   200,000  SHRS        SOLE                       NONE   200,000
FIRST MARBLEHEAD CORP        COM   320771108  4,315    75,000  SHRS        SOLE                       NONE    75,000
GOOGLE INC                   CL A  38259P508  1,805    10,000  SHRS        SOLE                       NONE    10,000
GRANT PRIDECO INC            COM   38821G101  2,416   100,000  SHRS        SOLE                       NONE   100,000
LAMAR ADVERTISING CO         CL A  512815101  2,015    50,000  SHRS        SOLE                       NONE    50,000
MASSEY ENERGY CORP           COM   576206106  2,002    50,000  SHRS        SOLE                       NONE    50,000
MCDERMOTT INTL INC           COM   580037109  1,893   100,000  SHRS        SOLE                       NONE   125,000
MERCURY INTERACTIVE CORP     COM   589405109  4,738   100,000  SHRS        SOLE                       NONE   100,000
SEPRACOR INC                 COM   817315104  2,871    50,000  SHRS        SOLE                       NONE    50,000
TIME WARNER INC              COM   887317105  1,755   100,000  SHRS        SOLE                       NONE   100,000
TODCO                        CL A  88889T107  3,230   125,000  SHRS        SOLE                       NONE   125,000
UNITED RENTALS INC           COM   911363109  2,526   125,000  SHRS        SOLE                       NONE   125,000
VIACOM INC                   CL B  925524308  3,483   100,000  SHRS        SOLE                       NONE   100,000
WELLPOINT INC                COM   94973V107 15,669   125,000  SHRS        SOLE                       NONE   125,000

                                             72,392



22058.0004 #566133